Leases (Details) - Schedule of movement of the right of use assets recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value	S/ 4,668	S/ 6,006
Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	7,542	109
Additions	217	7,504
Sales and/or retirement	(3)	(71)
Ending balance	7,756	7,542
Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	1,536	63
Additions	1,552	1,534
Sales and/or retirement		(61)
Ending balance	3,088	1,536
Transportation Units [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value	4,668	6,003
Transportation Units [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	7,504
Additions	217	7,504
Sales and/or retirement
Ending balance	7,721	7,504
Transportation Units [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	1,501
Additions	1,552	1,501
Sales and/or retirement
Ending balance	3,053	1,501
Other [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Net book value		3
Other [Member] | Cost [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	38	109
Additions
Sales and/or retirement	(3)	(71)
Ending balance	35	38
Other [Member] | Accumulated depreciation [Member]
Leases (Details) - Schedule of movement of the right of use assets recognized [Line Items]
Beginning balance	35	63
Additions		33
Sales and/or retirement		(61)
Ending balance	S/ 35	S/ 35